Fair Value Disclosure (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets Measured on Recurring Basis
The Company’s financial assets and liabilities measured at fair value on a recurring basis are as follows (in thousands):

	As of December 31, 2025
	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents:
Cash	$1,007,068	$1,007,068	$—	$—
Money market funds	580,000	580,000	—	—
Short-term investments:
Time deposits	730,213	—	730,213	—
Total assets measured and recorded at fair value	$2,317,281	$1,587,068	$730,213	$—
Liabilities:
Accrued liabilities:
Contingent consideration	$28,110	$—	$—	$28,110
Other long-term liabilities:
Contingent consideration	40,006	—	—	40,006
Total liabilities measured and recorded at fair value	$68,116	$—	$—	$68,116

	As of December 31, 2024
	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents:
Cash	$794,213	$794,213	$—	$—
Money market funds	1,366,023	1,366,023	—	—
Restricted cash, current	403	403	—	—
Other non-current assets:
Strategic investment - convertible promissory notes	55,225	—	—	55,225
Total assets measured and recorded at fair value	$2,215,864	$2,160,639	$—	$55,225

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table reflects the changes in the fair value of the Company’s convertible promissory notes measured using Level 3 inputs (in thousands):

	Years Ended December 31,
	2025	2024
Beginning balance	$55,225	$53,816
Change in estimated fair value	2,940	1,409
Repayment of principal and interest	(58,165)	—
Ending balance	$—	$55,225